Warrants and Safe Agreements (Details)		3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Feb. 14, 2023 $ / shares	Feb. 13, 2023 $ / shares shares
Warrants and Safe Agreements (Details) [Line Items]
Warrant term		5 years
Redemption price		0.01
Maximum period in which stock can reach mandatory closing price		30 years
Number of business days notice prior to notice being sent		3 years
Warrants exercised (in Dollars) | $		$ 2,243,000
Warrants receivable (in Dollars) | $		$ 267
Period before warrants may be exercised		6 years
Number of SAFE agreements		6
Simple agreements for future equity (in Dollars) | $	$ 18,300,000	$ 20,700,000		$ 18,314,000
Conversion of SAFE Agreements		2,066,667
SAFE agreements (in Dollars) | $		$ 2,400,000
Period before warrants become exercisable		30 days
Period for prior written notice before redemption		30 days
Period in which stock must reach mandatory closing price		20 days
Warrant [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrants exercised (in Dollars) | $		$ 2,200,000
Class A Common Stock [Member]
Warrants and Safe Agreements (Details) [Line Items]
Closing price required to redeem warrants		18
Intuitive Machines, LLC [Member]
Warrants and Safe Agreements (Details) [Line Items]
Business acquisition, warrants assumed						23,332,500
Warrant, exercise price (in Dollars per share) | $ / shares						$ 11.5
Intuitive Machines, LLC [Member] | Class A Common Stock [Member]
Warrants and Safe Agreements (Details) [Line Items]
Number of securities called by each warrant or right						1
Public Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares					$ 11.5
Warrants outstanding						16,487,500
Warrants exercised		218,205
Period before warrants can be transferred or sold		30 days
Private Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrants outstanding						6,845,000
Series A Preferred Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares		$ 15
Warrants outstanding		541,667
Warrant term		5 years
Warrants exercised		0
Series A Preferred Warrants [Member] | Class A Common Stock [Member]
Warrants and Safe Agreements (Details) [Line Items]
Number of securities called by each warrant or right		1